Cash, cash equivalents and restricted cash	12 Months Ended
Feb. 28, 2022
Cash Cash Equivalents And Restricted Cash [Abstract]
Cash, cash equivalents and restricted cash
12	Cash, cash equivalents and restricted cash

(i) Cash and cash equivalents

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Bank balances	68,809,057	134,025,561

(ii) Restricted cash

Restricted cash is in relation to cash held by an external party for the Group’s share repurchase program. The Group has authorised a share repurchase program of up to US$50,000,000 in prior year ended February 28, 2021. The share repurchase program has been completed during the year.